Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Classes of current inventories [abstract]
Raw materials and consumables	₨ 67,432	$ 895	₨ 92,327
Work-in-progress	33,267	441	25,362
Finished goods	12,663	168	15,017
Total	₨ 113,362	$ 1,504	₨ 132,706